Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Percentage of total inventories on LIFO	72.00%	71.00%	79.00%
Excess of FIFO over LIFO	$ 436,010	$ 288,186	$ 253,353
Valspar
Inventory [Line Items]
Percentage of total inventories on LIFO	40.00%